COMMITMENTS AND CONTINGENCIES - Additional Information (Detail)	Sep. 30, 2022 CNY (¥)
Commitments And Contingencies [Line Items]
Operating lease compensation payable for premature termination	¥ 119,186,000
Leasehold improvements and installation of equipment
Commitments And Contingencies [Line Items]
Purchase commitments	¥ 0